UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       JUNE 30, 2007
                                               -------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      HOCKY MANAGEMENT COMPANY, LLC
Address:   105 SOUTH BEDFORD ROAD, SUITE 310
           MOUNT KISCO, NEW YORK  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                               Place                Date of Signing:
 /S/ DAVID SACHS                    MT. KISCO NY             AUGUST 3, 2007
 ---------------                    -------------            --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -----------

Form 13F Information Table Entry Total:               32
                                                 -----------

Form 13F Information Table Value Total:           $ 381,201
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None


                                                      Market  Shares/ SH/  PUT   Investment
Name Of issuer         Title Of Class      Cusip      Value   Prn Amt Prn /CALL  Discretion     Managers  Sole     Shared
                                                     * 1000
----------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL
  OPTICS INC           COMMON STOCK      00763M108   14475     415000 SH           SOLE                  415000
ALCOA INC              COMMON STOCK      013817101   13892     342750 SH           SOLE                  342750
ALTRA HLDGS INC        COMMON STOCK      02208R106   17035     985807 SH           SOLE                  985807
BAXTER INTERNATIONAL
  INC                  COMMON STOCK      071813109   20570     365100 SH           SOLE                  365100
BED BATH & BEYOND INC  COMMON STOCK      075896100   12032     334309 SH           SOLE                  334309
CARBO CERAMICS INC     COMMON STOCK      140781105   14834     338600 SH           SOLE                  338600
DST SYSTEMS INC-DEL    COMMON STOCK      233326107   25161     317650 SH           SOLE                  317650
E TRADE FINANCIAL
  CORPORATION          COMMON STOCK      269246104   17953     812700 SH           SOLE                  812700
EAGLE MATERIALS INC    COMMON STOCK      26969P108   17957     366104 SH           SOLE                  366104
EXPEDIA INC DEL        COMMON STOCK      30212P105    1098      37503 SH           SOLE                   37503
FISERV INC             COMMON STOCK      337738108   16261     286281 SH           SOLE                  286281
***FLAMEL TECHNOLOGIES
  SA                   COMMON STOCK      338488109    3817     182001 SH           SOLE                  182001
FLANDERS CORP          COMMON STOCK      338494107    7659     994740 SH           SOLE                  994740
FLOWSERVE CORP         COMMON STOCK      34354P105   22232     310500 SH           SOLE                  310500
FREEDOM ACQUISITION
  HLDGS INC            COMMON STOCK      35645F103    8258     750000 SH           SOLE                  750000
WTS FREEDOM            WARRANT OR
  ACQUISITION HLDGS    RIGHT             35645F111    2438     750000 SH           SOLE                  750000
HEXCEL CORP NEW        COMMON STOCK      428291108   16148     766400 SH           SOLE                  766400
IAC/INTERACTIVECORP    COMMON STOCK      44919P300    1298      37503 SH           SOLE                   37503
KROGER CO              COMMON STOCK      501044101    2475      88000 SH           SOLE                   88000
MERGE TECHNOLOGIES INC COMMON STOCK      589981109    4613     706379 SH           SOLE                  706379
NALCO HOLDING COMPANY  COMMON STOCK      62985Q101   24735     901100 SH           SOLE                  901100
***NORSK HYDRO A S
  SPNS`D ADR           COMMON STOCK      656531605     277       7250 SH           SOLE                    7250
PALL CORP              COMMON STOCK      696429307    4857     105600 SH           SOLE                  105600
PENTAIR INC            COMMON STOCK      709631105   18001     466700 SH           SOLE                  466700
QUALCOMM INC           COMMON STOCK      747525103   15252     351500 SH           SOLE                  351500
REDWOOD TRUST INC      COMMON STOCK      758075402   11297     233500 SH           SOLE                  233500
SEARS HOLDINGS CORP    COMMON STOCK      812350106     254       1500 SH           SOLE                    1500
STANDARD PACIFIC CORP
   NEW                 COMMON STOCK      85375C101    3297     188100 SH           SOLE                  188100
TENNECO INC            COMMON STOCK      880349105   22874     652800 SH           SOLE                  652800
***TYCO INTERNATIONAL
  LTD                  CALL              902124106   16895     500000     CALL     SOLE                  500000
VALSPAR CORP           COMMON STOCK      920355104   10790     379800 SH           SOLE                  379800
VIRGIN MEDIA INC       COMMON STOCK      92769L101   12468     511615 SH           SOLE                  511615

                                                    381201                                        0